Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	$ 18,285	$ 22,144
Loss allowance for trade receivables	0	58
Cash	54,471	83,790	$ 79,145
Brazil [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	8,359
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 54,471	$ 83,790
Foreign currency risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of outstanding debt denominated in U.S. dollars	100.00%	100.00%
Impact of 5% change in value of Canadian dollar and Euro to U.S. dollar, change in cash	$ 445
Impact of 5% change in value of Brazilian real to U.S. dollar, change in cash	$ 241